Credit-related arrangements, repurchase agreements and commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Operating leases, rent expense	$ 5,100	$ 4,800	$ 5,300
Sourcing
2017	17,157
2018	13,876
2019	13,746
2020	13,666
2021	11,373
2022 & thereafter	0
Total commitments	69,818	16,300
Leases
2017	4,761
2018	3,705
2019	2,900
2020	2,759
2021	2,665
2022 & thereafter	2,508
Total commitments	19,298	$ 20,000
Other
2017	2,503
2018	2,440
2019	2,440
2020	600
2021	600
2022 & thereafter	600
Total commitments	9,183
Total
2017	24,421
2018	20,021
2019	19,086
2020	17,025
2021	14,638
2022 & thereafter	3,108
Total commitments	$ 98,299